March 3, 2016
FILED VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	TFS Capital Investment Trust (the “Trust”)
811-21531; 333-113652

Ladies and Gentleman:

We are electronically filing via EDGAR, pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, preliminary copies of proxy materials, including a Shareholder Letter, Notice of Special Meeting and Proxy Statement, and Proxy Card to be furnished to shareholders of the TFS Market Neutral Fund, the TFS Small Cap Fund and the TFS Hedged Futures Fund, each a series of the Trust, in connection with a Special Meeting of Shareholders scheduled to be held on May 5, 2016.

If you have any questions or comments concerning this filing, please telephone the undersigned at (513) 587-3406.

Very truly yours,

/s/ Wade Bridge

Wade Bridge
Vice President

Ultimus Fund Solutions, LLC  |  225 Pictoria Drive, Suite 450  |  Cincinnati, OH 45246  |  513.587.3400  |  fax 513.587.3450
www.ultimusfundsolutions.com